NON-PUBLIC

13FCONP

2/22/02

CONFIDENTIAL TREATMENT

01074879

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

RECD S.E.C.
MAY 29 2001

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue, Suite 4701
New York, New York 10153-4798

Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph Quinones, Jr.
Title: Vice President
Phone: (212) 832-5280

PROCESSED
APR 25 2002
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	[City, State]	[Date]
(signed)	New York, NY	5/11/01

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	Not Applicable
Form 13F Information Table Entry Total:	25
Form 13F Information Table Value Total:	$ 1,983,852 [thousands]

List of Other Included Managers: NONE

Ruane, Cunniff & Co., Inc.

CONFIDENTIAL FORM 13F CONFIDENTIAL

March 31, 2001

	Name of Issuer	Title of class	CUSIP	Value (x$1000)	Shares/ Prn Amt	Sh/ Prn	Put/ Call	Invstmt Dscretn	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
1.	Cintas Corp	COM	172908105	9472	240272	SH		Sole		65450		174822
				16336	414400	SH		Defined		414400		
2.	Costco Wholesale Corp- New	COM	22160k105	29885	761390	SH		Sole		196150		565240
				2143	54600	SH		Defined		54600		
3.	Danaher Corp.	COM	235851102	6790	124450	SH		Sole		8850		115600
				14387	263700	SH		Defined		263700		
4.	Dover Corp.	COM	260003108	183811	5128642	SH		Sole		1535575		3593067
				110651	3087350	SH		Defined		3087350		
5.	Expeditors Int'l of Wash. Inc.	COM	302130109	383016	7593869	SH		Sole		1908646		5685223
6.	Fastenal Co	COM	311900104	110492	2027375	SH		Sole		727040		1300335
				72131	1323500	SH		Defined		1323500		
7.	Illinois Tool Works	COM	452308109	57922	1019031	SH		Sole		422275		596756
				51668	909000	SH		Defined		909000		
8.	Industrie Natuzzi Spa-SP ADR	COM	456478106	11578	911615	SH		Sole				911615
9.	International Speedway Corp Cl	COM	460335201	21908	591105	SH		Sole		188000		403105
				37630	1015300	SH		Defined		1015300		
10.	Key3media Group Inc	COM	49326r104	2262	190100	SH		Sole				190100
11.	Molex Inc Cl A	COM	608554200	60517	2175904	SH		Sole		666312		1509592
				37686	1355000	SH		Defined		1355000		
12.	Nat'l Commerce Bancorp	COM	635449101	53065	2138632	SH		Sole		646238		1492394
				24073	970200	SH		Defined		970200		
13.	Orthodontic Centers of America	COM	68750p103	11358	554060	SH		Sole				554060
14.	Prepaid Legal Services Inc	COM	740065107	2594	250400	SH		Sole				250400
15.	TJX Cos - New	COM	872540109	419879	13121223	SH		Sole		5008475		8112748
				252602	7893800	SH		Defined		7893800		
	REPORT SUMMARY	25 DATA RECORDS		1983852		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED					